Basis of Presentation - Schedule of Exchange Rates (to Euros) (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	May 01, 2021	Oct. 01, 2020	Sep. 30, 2020
Disclosure of Exchange Rates [line items]
Exchange rates	0.0116	0.0121	0.0106	0.0097			0.0117
British Pound (GBP)
Disclosure of Exchange Rates [line items]
Exchange rates	0.86		0.86	0.88	0.87
Average foreign exchange rate	0.86		0.87	0.85
British Pound (GBP) | Predecessor
Disclosure of Exchange Rates [line items]
Exchange rates		0.87				0.91
Average foreign exchange rate		0.89
Canadian Dollar (CAD)
Disclosure of Exchange Rates [line items]
Exchange rates	1.48		1.42	1.34	1.48
Average foreign exchange rate	1.48		1.44	1.38
Canadian Dollar (CAD) | Predecessor
Disclosure of Exchange Rates [line items]
Exchange rates		1.48				1.57
Average foreign exchange rate		1.53
US-Dollar (USD)
Disclosure of Exchange Rates [line items]
Exchange rates	1.16		1.06	0.97	1.21
Average foreign exchange rate	1.19		1.07	1.08
US-Dollar (USD) | Predecessor
Disclosure of Exchange Rates [line items]
Exchange rates		1.21				1.17
Average foreign exchange rate		1.2